Earnings Per Common Share - Numerators and Denominators Used in Computations of Basic and Diluted Earnings Per Common Share (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Loss from continuing operations	$ (70)	$ 26	$ (51)	$ 42	$ (435)	$ 61	$ 18	$ (38)	$ (53)	$ (394)	$ (1,027)
Allocation to unvested restricted stock awards									(2)	(3)	(3)
Loss from continuing operations attributable to common shareholders									(55)	(397)	(1,030)
Loss from discontinued operations, net									(61)	(181)	(16)
Net loss available to common shareholders									$ (116)	$ (578)	$ (1,046)
Basic common shares (based on weighted average)									349	348	349
Contingent common shares
Stock option dilution
Diluted common shares									349	348	349